USAA       9800 Fredericksburg Road
EAGLE      San Antonio, Texas 78288
LOGO (r)

March 19, 2012
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:    USAA Mutual Funds Trust
Post-Effective Amendment No. 73 to
Registration Statement on Form N-1A
1933 Act File No. 033-65572
1940 Act File No. 811-7852

Dear Sir or Madam:

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the “Registrant”), we hereby enclose for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 73 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on June 2, 2012, pursuant to Rule 485(a)(2) under the 1933 Act.

The primary purpose of the Amendment is to register shares of four new series of the Registrant: (Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund).

In addition, we are also including two existing series of the Registrant in this filing to (1) incorporate changes in the name, investment objective, and principal investment strategy to the two existing funds i.e., Cornerstone Moderate Fund (formerly Balanced Strategy Fund) and Cornerstone Moderately Aggressive Fund (formerly Cornerstone Strategy Fund); (2) bring the financial statements and other information up to date pursuant to Section 10(a)(3) of the 1933 Act, and in conjunction therewith, (3) to make such other non-material changes as appropriate.

If you have any questions with respect to the enclosed, please contact me at (210) 498-4628.

Sincerely,

                                                                                                     /S/ James G. Whetzel
                                                                                               James G. Whetzel
Assistant Secretary
USAA Mutual Funds Trust
Enclosures
cc:  K&L Gates LLP

USAA Asset Management Company